INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and components	$ 8,314	$ 5,605
Work in progress, net	4,614	3,558
Finished goods	3,137	2,081
Inventory net	$ 16,065	$ 11,244